RESTRICTED NET ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of tax profit	10.00%
Statutory reserve funds capital percentage	50.00%
Restricted net assets	$ 8,200,000	$ 7,400,000
Percentage of restricted net assets	23.50%	21.70%
CHINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
General statutory reserve	$ 1,755,450	$ 1,515,165
Paid-in-capital	$ 8,179,786	$ 7,389,306